EARNINGS PER SHARE - Computation of basic and diluted loss per common share (Details)						12 Months Ended
	May 24, 2023 USD ($)	Mar. 21, 2023 USD ($)	May 24, 2022 USD ($)	May 11, 2022	Jul. 06, 2019	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	May 23, 2023 USD ($)	Mar. 20, 2023 USD ($)	Mar. 06, 2023 USD ($)	Mar. 05, 2023 USD ($)	May 25, 2022 USD ($)	May 23, 2022 USD ($)
EARNINGS PER SHARE
Net (Loss) Income						$ (23,738,837)	$ (6,747,453)	$ 6,944,691
Weighted average number of ordinary share outstanding
Weighted average number of ordinary share outstanding, Basic | shares						1,534,487	1,459,390	1,062,502
Weighted average number of ordinary share outstanding, Diluted | shares						1,534,487	1,459,390	1,062,502
(Loss) Earnings per share, Basic | $ / shares						$ (15.47)	$ (4.62)	$ 6.54
(Loss) Earnings per share, Diluted | $ / shares						$ (15.47)	$ (4.62)	$ 6.54
Share consolidation ratio	3.2	6	3.2	3.2	20
Authorized capital	$ 60,000	$ 60,000	$ 60,000						$ 50,000	$ 50,000	$ 60,000	$ 50,000	$ 50,000	$ 50,000
Dilutive stocks						$ 0	$ 0	$ 0